CONVERTIBLE DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of convertible debentures [Abstract]
Schedule of weighted average assumptions of share purchase warrants

The fair value of the share purchase warrants was calculated using the Black-Scholes model and the following weighted average assumptions:

Share price at date of grant	$0.08
Exercise price	$0.09
Expected life	1.42 years
Expected volatility	58.15%
Risk free interest rate	1.49%
Expected dividend yield	0%
Expected forfeiture rate	0%

Schedule of maturity of convertible debentures

A reconciliation of the convertible debentures is as follows:

Balance, December 31, 2017	$—
Cash items
Issuance of convertible debt	1,500,000
Non-cash items
Equity portion of convertible debt	(53,583)
Transaction costs	(118,689)
Accreted interest	64,896
Debt conversion	(5,000)
Balance at December 31, 2018	$1,387,624
Cash items
Repayment of convertible debt	(750,000)
Non-cash items
Accreted interest	107,376
Extinguishment of debt	(745,000)
Issuance of debt	745,000
Balance at December 31, 2019	$745,000